Vanguard® Equity Income Fund
Schedule of Investments (unaudited)
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.8%)
Communication Services (2.2%)
	Comcast Corp. Class A	19,977,180	830,052
	Verizon Communications Inc.	6,591,834	245,150
	AT&T Inc.	3,982,107	63,515
[1]	Sirius XM Holdings Inc.	3,898,086	17,658
	TEGNA Inc.	261,217	4,242
			1,160,617
Consumer Discretionary (5.3%)
	Home Depot Inc.	4,005,948	1,244,408
	TJX Cos. Inc.	5,393,938	457,352
	Lennar Corp. Class A	2,743,759	343,820
	McDonald's Corp.	683,237	203,885
	Williams-Sonoma Inc.	855,774	107,091
	Tapestry Inc.	2,494,204	106,752
	Macy's Inc.	4,976,505	79,873
	Best Buy Co. Inc.	857,312	70,257
	Starbucks Corp.	552,844	54,765
	Travel & Leisure Co.	1,158,085	46,717
	Bloomin' Brands Inc.	1,641,130	44,130
	Ralph Lauren Corp. Class A	320,815	39,556
	Advance Auto Parts Inc.	516,222	36,290
	Wendy's Co.	1,645,823	35,797
			2,870,693
Consumer Staples (13.8%)
	Procter & Gamble Co.	7,098,473	1,077,122
	Philip Morris International Inc.	8,737,541	852,959
	Unilever plc ADR	12,162,437	634,028
	Archer-Daniels-Midland Co.	8,358,143	631,541
	Mondelez International Inc. Class A	7,388,247	538,899
*	Pernod Ricard SA	2,368,120	523,295
	Keurig Dr Pepper Inc.	14,425,103	451,073
	Kellogg Co.	6,607,318	445,333
	Walmart Inc.	2,582,612	405,935
	PepsiCo Inc.	1,681,826	311,508
	Kimberly-Clark Corp.	2,226,669	307,414
	Coca-Cola Co.	3,637,606	219,057
	Altria Group Inc.	4,519,819	204,748
*	Kenvue Inc.	6,233,056	164,677
	Hershey Co.	628,512	156,939
	Kroger Co.	3,078,928	144,710
	Colgate-Palmolive Co.	1,257,740	96,896
	Tyson Foods Inc. Class A	1,890,704	96,502
	Target Corp.	691,030	91,147

		Shares	Market Value ($000)
	Coca-Cola Europacific Partners plc	582,123	37,506
	Sysco Corp.	371,530	27,567
	Medifast Inc.	169,716	15,641
	Ingredion Inc.	93,175	9,872
	Cal-Maine Foods Inc.	191,047	8,597
			7,452,966
Energy (10.0%)
	ConocoPhillips	12,626,923	1,308,275
	EOG Resources Inc.	10,237,056	1,171,529
	Exxon Mobil Corp.	4,656,463	499,406
	Coterra Energy Inc.	17,627,258	445,970
	Chevron Corp.	2,830,884	445,440
	Diamondback Energy Inc.	2,737,174	359,555
	Phillips 66	3,363,414	320,802
[1]	TC Energy Corp.	7,693,279	310,925
	Marathon Petroleum Corp.	1,455,900	169,758
	Valero Energy Corp.	1,370,422	160,751
	Schlumberger NV	1,761,732	86,536
	APA Corp.	1,376,887	47,048
	HF Sinclair Corp.	491,752	21,937
	Halliburton Co.	283,964	9,368
			5,357,300
Financials (19.0%)
	JPMorgan Chase & Co.	11,375,674	1,654,478
	MetLife Inc.	11,829,708	668,733
	Morgan Stanley	7,390,912	631,184
	Raymond James Financial Inc.	5,322,027	552,267
	M&T Bank Corp.	4,326,872	535,494
	Chubb Ltd.	2,764,228	532,280
	American International Group Inc.	8,851,265	509,302
	PNC Financial Services Group Inc.	3,829,839	482,368
	Royal Bank of Canada	4,765,651	455,143
	Regions Financial Corp.	24,180,286	430,893
	Bank of America Corp.	12,259,488	351,725
	Blackstone Inc.	3,506,759	326,023
	Wells Fargo & Co.	7,489,492	319,651
	Intercontinental Exchange Inc.	2,474,405	279,806
	Fidelity National Information Services Inc.	4,755,487	260,125
	Citigroup Inc.	4,592,548	211,441
	Aflac Inc.	2,321,185	162,019
	Ameriprise Financial Inc.	468,972	155,774
	Discover Financial Services	1,303,532	152,318
	Bank of New York Mellon Corp.	3,010,026	134,006
	Hartford Financial Services Group Inc.	1,748,386	125,919
	MGIC Investment Corp.	7,361,328	116,235
	Jefferies Financial Group Inc.	3,232,315	107,216
	Goldman Sachs Group Inc.	307,977	99,335
	Synchrony Financial	2,783,633	94,421
	SLM Corp.	5,224,052	85,256
	Unum Group	1,392,697	66,432
	US Bancorp	1,903,270	62,884
	Popular Inc.	978,844	59,240
	Allstate Corp.	480,010	52,340
	Radian Group Inc.	2,001,874	50,607
	Truist Financial Corp.	1,567,224	47,565
	BlackRock Inc.	58,973	40,759
	Western Union Co.	3,346,471	39,254

		Shares	Market Value ($000)
	Fidelity National Financial Inc.	1,049,415	37,779
	Zions Bancorp NA	1,378,445	37,025
	Assurant Inc.	270,151	33,963
	Jackson Financial Inc. Class A	1,097,530	33,595
	Fifth Third Bancorp	1,265,620	33,172
	Travelers Cos. Inc.	188,175	32,678
	American Financial Group Inc.	246,630	29,287
	Comerica Inc.	625,127	26,480
*	Everest Re Group Ltd.	75,368	25,765
	Lincoln National Corp.	967,151	24,914
	Evercore Inc. Class A	176,890	21,862
	East West Bancorp Inc.	359,392	18,972
	Houlihan Lokey Inc. Class A	119,514	11,749
	Credicorp Ltd.	61,642	9,101
	Progressive Corp.	62,964	8,335
	Corebridge Financial Inc.	357,067	6,306
			10,243,476
Health Care (15.6%)
	Johnson & Johnson	9,126,581	1,510,632
	Pfizer Inc.	38,930,319	1,427,964
	Merck & Co. Inc.	11,598,773	1,338,382
	Gilead Sciences Inc.	8,365,704	644,745
	Becton Dickinson and Co.	1,732,022	457,271
	UnitedHealth Group Inc.	919,645	442,018
	AstraZeneca plc ADR	5,949,885	425,833
	Roche Holding AG	1,280,190	391,060
	Elevance Health Inc.	747,311	332,023
	Eli Lilly & Co.	698,035	327,365
	Bristol-Myers Squibb Co.	4,286,831	274,143
	Amgen Inc.	1,138,420	252,752
	AbbVie Inc.	1,804,670	243,143
	CVS Health Corp.	3,057,068	211,335
	Medtronic plc	621,382	54,744
	Royalty Pharma plc Class A	616,796	18,960
	Cardinal Health Inc.	101,387	9,588
	Viatris Inc.	905,753	9,039
			8,370,997
Industrials (10.2%)
	General Dynamics Corp.	2,874,863	618,527
	Johnson Controls International plc	8,096,311	551,683
	Emerson Electric Co.	5,826,119	526,623
	Honeywell International Inc.	2,120,122	439,925
	L3Harris Technologies Inc.	2,085,468	408,272
	Canadian National Railway Co.	3,176,912	384,707
	Raytheon Technologies Corp.	3,822,642	374,466
	Eaton Corp. plc	1,845,185	371,067
	Siemens AG (Registered)	2,215,219	369,279
	Caterpillar Inc.	1,131,143	278,318
	Union Pacific Corp.	1,305,891	267,211
	Automatic Data Processing Inc.	986,071	216,729
	Cummins Inc.	590,117	144,673
	3M Co.	1,396,125	139,738
	ManpowerGroup Inc.	1,114,268	88,473
	United Parcel Service Inc. Class B (XNYS)	481,817	86,366
	PACCAR Inc.	840,311	70,292
	Lockheed Martin Corp.	124,951	57,525
	nVent Electric plc	794,204	41,036

	Shares	Market Value ($000)
Waste Management Inc.	219,568	38,077
Oshkosh Corp.	325,156	28,155
		5,501,142
Information Technology (9.0%)
Cisco Systems Inc.	19,389,123	1,003,193
Broadcom Inc.	1,096,234	950,906
QUALCOMM Inc.	6,978,877	830,765
NXP Semiconductors NV	2,080,232	425,782
TE Connectivity Ltd.	2,551,382	357,602
Corning Inc.	10,016,553	350,980
Analog Devices Inc.	1,645,939	320,645
HP Inc.	4,680,779	143,747
Texas Instruments Inc.	649,177	116,865
Intel Corp.	2,342,423	78,331
KLA Corp.	134,535	65,252
NetApp Inc.	852,952	65,166
International Business Machines Corp.	471,153	63,045
Dell Technologies Inc. Class C	929,712	50,307
		4,822,586
Materials (3.5%)
Rio Tinto plc ADR	5,670,844	362,027
LyondellBasell Industries NV Class A	3,860,112	354,474
PPG Industries Inc.	2,328,580	345,328
Celanese Corp. Class A	1,917,360	222,030
Barrick Gold Corp. (XTSE)	11,936,280	202,081
Reliance Steel & Aluminum Co.	505,600	137,316
CF Industries Holdings Inc.	1,549,518	107,568
Steel Dynamics Inc.	921,573	100,387
Olin Corp.	325,561	16,731
Eastman Chemical Co.	160,073	13,401
		1,861,343
Real Estate (1.8%)
Crown Castle Inc.	3,871,566	441,126
Welltower Inc.	4,266,782	345,140
Host Hotels & Resorts Inc.	11,149,827	187,652
		973,918
Utilities (7.4%)
NextEra Energy Inc.	9,034,227	670,340
American Electric Power Co. Inc.	7,320,483	616,385
Exelon Corp.	14,416,421	587,325
Sempra Energy (XNYS)	3,540,823	515,509
Atmos Energy Corp.	3,696,015	429,994
WEC Energy Group Inc.	1,469,734	129,689
Xcel Energy Inc.	2,053,504	127,666
Vistra Corp.	4,612,765	121,085
Eversource Energy	1,703,142	120,787
PPL Corp.	4,486,297	118,707
DTE Energy Co.	981,256	107,958
UGI Corp.	3,223,597	86,940
National Fuel Gas Co.	1,486,892	76,367
Public Service Enterprise Group Inc.	1,149,948	71,998
AES Corp.	2,983,004	61,838
NRG Energy Inc.	1,516,159	56,689
IDACORP Inc.	371,717	38,138
Portland General Electric Co.	576,528	26,999
Duke Energy Corp.	99,783	8,955
Southern Co.	125,443	8,812

		Shares	Market Value ($000)
	CMS Energy Corp.	31,873	1,873
			3,984,054
Total Common Stocks (Cost $42,409,989)			52,599,092
Temporary Cash Investments (2.3%)
Money Market Fund (1.8%)
[2,3]	Vanguard Market Liquidity Fund, 5.150%	9,964,988	996,300
		Face Amount ($000)
Repurchase Agreements (0.5%)
	Goldman Sachs & Co. 5.050%, 7/3/23 (Dated 6/30/23, Repurchase Value $142,260,000, collateralized by Fannie Mae 2.000%–5.500%, 11/1/34–11/1/52, Freddie Mac 2.500%–6.000%, 2/1/27–7/1/52, Ginnie Mae 4.000%–5.500%, 1/20/29–5/20/53, and U.S. Treasury Note/Bond 2.375%–4.000%, 10/31/29–5/15/51, with a value of $145,044,000)	142,200	142,200
	NatWest Markets plc 5.040%, 7/3/23 (Dated 6/30/23, Repurchase Value $22,810,000, collateralized by U.S. Treasury Note/Bond 0.750%, 5/31/26, with a value of $23,256,000)	22,800	22,800
	Nomura International plc 5.050%, 7/3/23 (Dated 6/30/23, Repurchase Value $105,544,000, collateralized by U.S. Treasury Bill 0.000%, 4/18/24, U.S. Treasury Inflation Indexed Note/Bond 0.250%, 2/15/50, and U.S. Treasury Note/Bond 0.125%–3.000%, 2/15/24–11/15/45, with a value of $107,610,000)	105,500	105,500
			270,500
Total Temporary Cash Investments (Cost $1,266,756)			1,266,800
Total Investments (100.1%) (Cost $43,676,745)			53,865,892
Other Assets and Liabilities—Net (-0.1%)			(76,277)
Net Assets (100%)			53,789,615
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $303,430,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $316,456,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2023	2,777	623,194	10,200
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	51,315,458	1,283,634	—	52,599,092
Temporary Cash Investments	996,300	270,500	—	1,266,800
Total	52,311,758	1,554,134	—	53,865,892
Derivative Financial Instruments
Assets
Futures Contracts[1]	10,200	—	—	10,200
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.